Income Taxes (Details 2)	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Income Taxes
Federal statutory tax rate			21.00%	21.00%
R&D credit, net impact			30.00%	3.00%
Nontaxable variable interest loss			(53.00%)	(4.00%)
Nondeductible stock compensation			(23.00%)	(4.00%)
Nontaxable PPP loan forgiveness			48.00%	4.00%
Nontaxable ERTC credits			51.00%	0.00%
True up prior year valuation allowance			(50.00%)	1.00%
Change in valuation allowance			(26.00%)	(21.00%)
Effective tax rate	0.00%	0.00%	(2.00%)	0.00%